Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2015
Accounting Policies [Abstract]
Schedule of goodwill and intangible assets
The balance of the Company's intangible assets was as follows:

	Goodwill	Core Deposit Intangible	Total
	(In thousands)
Balance at September 30, 2013	$260,277	$4,041	$264,318
Additions	31,226	11,040	42,266
Amortization	—	(3,675)	(3,675)
Balance at September 30, 2014	291,503	11,406	302,909
Additions	—	—	—
Amortization	—	(3,551)	(3,551)
Balance at September 30, 2015	$291,503	$7,855	$299,358

Schedule of future amortization expense	The table below presents the estimated core deposit intangible asset amortization expense for the next five years:

Year End	Expense
(In thousands)
2016	$2,314
2017	1,607
2018	1,208
2019	1,254
2020	1,254